Carnival Corporation & Plc Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2016	Nov. 30, 2015
Current Assets
Cash and cash equivalents	$ 603	$ 1,395
Trade and other receivables, net	298	303
Inventories	322	330
Prepaid expenses and other	466	423
Total current assets	1,689	2,451
Property and Equipment, Net	32,429	31,818
Goodwill	2,910	3,010
Other Intangibles	1,275	1,308
Other Assets	633	650
Total assets	38,936	39,237
Current Liabilities
Short-term borrowings	457	30
Current portion of long-term debt	640	1,344
Accounts payable	713	627
Accrued liabilities and other	1,740	1,683
Customer deposits	3,522	3,272
Total current liabilities	7,072	6,956
Long-Term Debt	8,357	7,413
Other Long-Term Liabilities	910	1,097
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	8,632	8,562
Retained earnings	21,843	20,060
Accumulated other comprehensive loss	(2,454)	(1,741)
Treasury stock, 118 shares at 2016 and 70 shares at 2015 of Carnival Corporation and 27 shares at 2016 and 2015 of Carnival plc, at cost	(5,789)	(3,475)
Total shareholders’ equity	22,597	23,771
Liabilities and Equity, Total	38,936	39,237
Common Stock
Shareholders’ Equity
Common stock	7	7
Ordinary Shares
Shareholders’ Equity
Common stock	$ 358	$ 358